Note 8 - Other Real Estate Owned - Change in OREO (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance, Beginning of Year	$ 4,256,469	$ 6,439,226	$ 8,839,103
Additions	792,459	1,724,936	5,664,554
Sales of OREO	(2,949,283)	(3,786,567)	(7,416,293)
Transfer to Bank Premises	(300,000)
Gain/(Loss) on Sale	303,139	212,641	(146,402)
Provision for Losses	(262,041)	(333,767)	(501,736)
Balance, End of Year	$ 1,840,743	$ 4,256,469	$ 6,439,226